CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical)	12 Months Ended
Dec. 31, 2019 USD ($)
REVENUES:
Address commissions	$ 302,556
Voyage expenses, related party	40,471
Interest and finance costs, related party	$ 162,500